Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (36.3%)
		Australia (1.6%)
		Basic Materials
	$1,550	Glencore Funding LLC (a)	3.875%	10/27/27	$1,763,462
	245	Infrabuild Australia Pty Ltd. (a)	12.00	10/01/24	261,077
	2,150	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	2,248,061
					4,272,600
		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,348,746
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,329,964
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,256,436
					4,935,146
		Finance
	2,525	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	2,522,256
	600	Macquarie Group Ltd. (a)	1.34	01/12/27	604,067
	950	Macquarie Group Ltd. (a)	4.15	03/27/24	1,022,228
	800	Westpac Banking Corp.	2.668	11/15/35	809,128
					4,957,679
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	2,221,906
		Total Australia			16,387,331

		Belgium (0.4%)
		Basic Materials
	700	Solvay Finance SA	5.425	(c)	935,247
		Consumer, Non-Cyclical
	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	2,992,127
		Total Belgium			3,927,374

		Brazil (0.7%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	1,180,578
		Consumer, Non-Cyclical
	1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,305,770
		Energy
	2,800	Petrobras Global Finance BV	5.093	01/15/30	3,079,300
	1,100	Petrobras Global Finance BV	6.75	06/03/50	1,289,250
					4,368,550
		Total Brazil			6,854,898

		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)(b)	5.75	10/15/28	1,980,084
		Canada (0.7%)
		Basic Materials
	450	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75	07/15/26	488,729
	1,600	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,643,000
					2,131,729
		Communications
	1,729	Shopify, Inc.	0.125	11/01/25	2,046,704
		Consumer, Non-Cyclical
	2,220	Garda World Security Corp. (a)	9.50	11/01/27	2,440,202

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

		Energy
	550	Vermilion Energy, Inc. (a)	5.625	03/15/25	497,505
		Industrials
	500	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	509,760
		Total Canada			7,625,900

		Cayman Islands (0.2%)
		Finance
	2,000	Banco del Pacifico SA	8.75	12/20/24	1,960,000
		China (0.8%)
		Basic Materials
	1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,093,279
		Communications
	2,000	Baidu, Inc.	2.875	07/06/22	2,053,900
	990	Meituan (a)	3.05	10/28/30	1,032,349
	400	Tencent Holdings Ltd.	2.985	01/19/23	416,118
	2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,305,020
					5,807,387
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,947,760
		Total China			8,848,426

		Colombia (0.1%)
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	951,689
		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/23	883,472
		France (1.9%)
		Communications
EUR	2,450	Orange SA	5.00	(c)	3,595,571
		Energy
	2,300	TOTAL SA	2.708	(c)	2,915,552
	$600	TOTAL SA, Series FP	0.50	12/02/22	611,493
					3,527,045
		Finance
EUR	2,500	AXA SA	3.25	05/28/49	3,522,441
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,560,260
EUR	1,500	BNP Paribas SA	2.875	10/01/26	2,052,088
	$1,875	BPCE SA (a)	5.15	07/21/24	2,129,036
EUR	2,000	Credit Agricole Assurances SA	4.50	(c)	2,741,253
					13,005,078
		Total France			20,127,694

		Germany (1.2%)
		Consumer, Cyclical
	1,500	Volkswagen International Finance N.V.	4.625	(c)	2,012,470
	1,400	Volkswagen International Finance N.V., Series 10Y	1.875	03/30/27	1,856,798
					3,869,268
		Consumer, Non-Cyclical
	1,000	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	1,199,832
	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	989,861
					2,189,693
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	3,009,153

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

		Finance
	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	3,434,955
		Total Germany			12,503,069

		India (0.4%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,273,600
	600	Bharti Airtel Ltd.	4.375	06/10/25	655,390
					1,928,990
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,947,619
		Total India			3,876,609

		Ireland (0.6%)
		Communications
EUR	660	Eircom Finance DAC	3.50	05/15/26	822,740
		Finance
	$1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,807,284
EUR	1,580	Credit Bank of Moscow Via CBOM Finance PLC (a)	3.10	01/21/26	1,913,698
					3,720,982
		Industrials
	$1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,337,652
		Total Ireland			5,881,374

		Italy (1.1%)
		Finance
EUR	2,000	Assicurazioni Generali SpA	5.50	10/27/47	2,941,596
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,003,671
	2,150	UniCredit SpA (a)	6.572	01/14/22	2,260,932
					6,206,199
		Utilities
	3,000	Enel Finance International N.V. (a)	4.25	09/14/23	3,276,602
EUR	1,900	Enel SpA	2.50	(c)	2,407,653
					5,684,255
		Total Italy			11,890,454

		Luxembourg (0.3%)
		Basic Materials
	100	INEOS Finance PLC	2.125	11/15/25	120,030
		Finance
	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	1,250,325
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,962,016
					3,212,341
		Total Luxembourg			3,332,371

		Mexico (0.9%)
		Energy
	2,100	Petroleos Mexicanos	2.50	08/21/21	2,560,661
	$1,800	Petroleos Mexicanos	6.49	01/23/27	1,854,000
	1,600	Petroleos Mexicanos (a)	6.875	10/16/25	1,745,600
	800	Petroleos Mexicanos	6.95	01/28/60	702,360
	900	Petroleos Mexicanos	7.69	01/23/50	852,282
					7,714,903
		Finance
	1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,272,000
		Total Mexico			8,986,903

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

		Netherlands (1.6%)
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	2,489,293
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV	1.50	03/01/25	1,155,784
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,155,785
	2,350	Upjohn Finance BV	1.362	06/23/27	3,017,388
					5,328,957
		Finance
	2,100	Akelius Residential Property Financing BV	1.125	01/11/29	2,636,822
	2,000	ASR Nederland N.V.	5.00	(c)	2,707,902
	2,000	NN Group N.V.	4.50	(c)	2,759,668
					8,104,392
		Utilities
	$510	InterGen (a)	7.00	06/30/23	494,063
		Total Netherlands			16,416,705

		Norway (0.2%)
		Energy
	1,825	Aker BP ASA (a)	4.75	06/15/24	1,881,045
		Peru (0.1%)
		Industrials
	1,000	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,104,375
		Saudi Arabia (0.1%)
		Energy
	1,300	Saudi Arabian Oil Co. (a)	3.25	11/24/50	1,273,857
		Spain (1.6%)
		Communications
EUR	1,000	Telefonica Europe BV	5.875	(c)	1,361,406
		Consumer, Non-Cyclical
	1,175	Grifols SA	2.25	11/15/27	1,448,894
	425	Grifols SA (a)	2.25	11/15/27	524,068
					1,972,962
		Energy
	1,800	Repsol International Finance BV	4.50	03/25/75	2,398,099
		Finance
	2,000	Banco Santander SA	3.125	01/19/27	2,760,463
	$1,600	Banco Santander SA	5.179	11/19/25	1,867,250
EUR	2,700	CaixaBank SA	2.25	04/17/30	3,431,532
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	1,179,214
					9,238,459
		Utilities
	900	IE2 Holdco SAU	2.875	06/01/26	1,245,165
	237	NorteGas Energia Distribucion SAU	2.065	09/28/27	317,304
					1,562,469
		Total Spain			16,533,395

		Sweden (0.2%)
		Finance
EUR	1,450	Intrum AB	3.125	07/15/24	1,764,046
		Switzerland (0.5%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,034,000
		Finance
	1,300	Credit Suisse Group AG (a)	2.593	09/11/25	1,372,457
	1,375	UBS AG	5.125	05/15/24	1,524,786
					2,897,243

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

		IndustriaBls
CHF	660	Sika AG	0.15		06/05/25	1,008,983
		Total Switzerland				4,940,226

		Turkey (0.1%)
		Basic Materials
	$1,189	Eldorado Gold Corp. (a)	9.50		06/01/24	1,327,097
		United Arab Emirates (0.3%)
		Energy
	2,825	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625		03/31/36	2,857,688
		United Kingdom (2.6%)
		Consumer, Non-Cyclical
	1,500	BAT Capital Corp.	2.259		03/25/28	1,534,702
	950	GSK Finance No 3 PLC (a)	0.00	(d)	06/22/23	997,546
	2,350	Imperial Brands Finance PLC (a)	3.125		07/26/24	2,510,015
	1,510	MARB BondCo PLC (a)(b)	3.95		01/29/31	1,505,848
						6,548,111
		Energy
GBP	900	BP Capital Markets PLC	2.274		07/03/26	1,334,565
	$1,075	BP Capital Markets PLC	4.375		(c)	1,147,606
	2,300	BP Capital Markets PLC	4.875		(c)	2,512,290
						4,994,461
		Finance
EUR	1,700	Aviva PLC	3.875		07/03/44	2,299,353
	$3,400	HSBC Holdings PLC	2.633		11/07/25	3,603,426
	1,000	HSBC Holdings PLC	4.375		11/23/26	1,148,756
GBP	1,000	Lloyds Banking Group PLC	2.25		10/16/24	1,439,869
	$1,375	Lloyds Banking Group PLC	4.375		03/22/28	1,612,669
EUR	900	Lloyds Banking Group PLC	4.947		(c)	1,179,570
	$2,751	Standard Chartered PLC (a)	4.644		04/01/31	3,280,148
						14,563,791
		Utilities
GBP	850	NGG Finance PLC	5.625		06/18/73	1,331,088
		Total United Kingdom				27,437,451

		United States (17.6%)
		Basic Materials
	$1,575	Chemours Co. (The) (a)	5.75		11/15/28	1,633,306
	525	Cornerstone Chemical Co. (a)	6.75		08/15/24	475,726
	1,600	Georgia-Pacific LLC (a)	2.30		04/30/30	1,688,892
	625	Glencore Funding LLC (a)	4.00		03/27/27	710,749
	450	Hexion, Inc. (a)	7.875		07/15/27	481,781
	450	JW Aluminum Continuous Cast Co. (a)	10.25		06/01/26	478,602
	365	Neon Holdings, Inc. (a)	10.125		04/01/26	400,588
	450	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25		04/01/25	464,902
						6,334,546
		Communications
	1,540	Arches Buyer, Inc. (a)	4.25		06/01/28	1,540,963
EUR	700	AT&T, Inc.	1.80		09/05/26	921,492
	$3,425	AT&T, Inc.	2.25		02/01/32	3,386,571
GBP	1,200	AT&T, Inc.	2.90		12/04/26	1,811,668
	$1,100	Booking Holdings, Inc.	0.90		09/15/21	1,201,479
	2,950	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	3,402,109
	2,475	Comcast Corp.	1.95		01/15/31	2,506,907
	2,175	Level 3 Financing, Inc. (a)	3.40		03/01/27	2,388,117
	350	Liberty Interactive LLC	8.25		02/01/30	401,844
	2,000	MDC Partners, Inc. (a)(e)	7.50		05/01/24	2,043,020
	500	MercadoLibre, Inc. (b)	3.125		01/14/31	502,820
	500	Photo Holdings Merger Sub, Inc. (a)	8.50		10/01/26	528,360

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	2,700	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	2,939,017
	1,475	T-Mobile USA, Inc. (a)	2.25	11/15/31	1,476,615
	1,410	TEGNA, Inc. (a)	4.625	03/15/28	1,430,078
	1,660	Twitter, Inc.	1.00	09/15/21	1,683,863
GBP	2,000	Verizon Communications, Inc.	1.125	11/03/28	2,740,692
					30,905,615
		Consumer, Cyclical
	$1,927	American Axle & Manufacturing, Inc. (b)	6.50	04/01/27	2,018,147
	400	American Greetings Corp. (a)	8.75	04/15/25	412,458
	850	Aramark Services, Inc.	4.75	06/01/26	869,337
	645	Aramark Services, Inc. (a)	6.375	05/01/25	686,506
	1,210	Boyd Gaming Corp.	-	12/01/27	1,242,307
	1,000	Century Communities, Inc.	5.875	07/15/25	1,043,645
	1,825	General Motors Financial Co., Inc.	2.90	02/26/25	1,946,188
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,660,336
	2,475	Hyundai Capital America (a)	1.80	01/10/28	2,467,832
	900	Hyundai Capital America (a)	2.375	02/10/23	928,506
	1,000	Hyundai Capital America (a)	3.00	02/10/27	1,083,192
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,882,865
	$3,975	Las Vegas Sands Corp.	3.20	08/08/24	4,179,860
	750	Las Vegas Sands Corp.	3.50	08/18/26	798,153
	450	PetSmart, Inc. (a)	8.875	06/01/25	470,394
	3,904	Resort at Summerlin LP, Series B (f)(g)(h)(m)	13.00	12/15/07	-
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	3,806,655
	600	Rite Aid Corp.	7.70	02/15/27	601,500
	500	TPro Acquisition Corp. (a)	11.00	10/15/24	546,336
	500	Vista Outdoor, Inc.	5.875	10/01/23	509,200
					28,153,417
		Consumer, Non-Cyclical
	2,425	AbbVie, Inc.	3.20	11/21/29	2,684,988
	400	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75	07/15/27	436,000
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(b)	5.75	07/15/27	1,670,278
	920	BioMarin Pharmaceutical, Inc. (b)	0.599	08/01/24	987,314
	1,450	Cigna Corp.	2.40	03/15/30	1,512,872
	900	Cigna Corp.	3.05	10/15/27	1,001,938
	550	Coty, Inc. (a)	6.50	04/15/26	524,700
	2,100	CVS Health Corp.	3.75	04/01/30	2,409,712
	307	Dole Food Co., Inc. (a)	7.25	06/15/25	318,096
	500	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50	06/01/26	523,262
	350	HLF Financing Sarl LLC/Herbalife International, Inc. (a)	7.25	08/15/26	370,125
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	887,520
	1,175	Jazz Investments I Ltd.	1.875	08/15/21	1,196,533
	1,450	Post Holdings, Inc. (a)	5.50	12/15/29	1,576,868
	425	Radiology Partners, Inc. (a)	9.25	02/01/28	465,902
	1,850	Select Medical Corp. (a)	6.25	08/15/26	1,979,574
	1,500	Sotheby's (a)(b)	7.375	10/15/27	1,630,035
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875	10/01/31	3,036,447
	$450	US Renal Care, Inc. (a)	10.625	07/15/27	493,594
					23,705,758
		Diversified
	495	Trident TPI Holdings, Inc. (a)	6.625	11/01/25	506,704
		Energy
	2,350	Concho Resources, Inc.	4.30	08/15/28	2,746,492
	2,050	Diamondback Energy, Inc.	2.875	12/01/24	2,167,672

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75	01/30/28	1,549,790
	645	Global Partners LP/GLP Finance Corp. (a)	6.875	01/15/29	691,359
	975	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	1,031,672
	3,725	Occidental Petroleum Corp.	2.90	08/15/24	3,608,594
	1,900	ONEOK, Inc.	3.10	03/15/30	1,975,602
	1,025	PBF Holding Co. LLC/PBF Finance Corp., Series WI	6.00	02/15/28	596,653
					14,367,834
		Finance
	330	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125	08/01/26	379,447
	215	Advisor Group Holdings, Inc. (a)	10.75	08/01/27	239,281
	800	Air Lease Corp.	2.25	01/15/23	822,425
	1,525	Air Lease Corp.	2.30	02/01/25	1,575,492
	1,000	American Tower Corp.	2.40	03/15/25	1,057,722
	975	Bank of America Corp.	2.592	04/29/31	1,023,795
	3,875	Bank of America Corp.	4.25	10/22/26	4,491,966
	544	Citigroup, Inc.	2.666	01/29/31	572,940
	707	Citigroup, Inc.	2.976	11/05/30	764,244
	1,506	Citigroup, Inc.	4.412	03/31/31	1,790,745
	3,050	Citigroup, Inc.	5.50	09/13/25	3,637,000
	1,375	Crown Castle International Corp.	3.30	07/01/30	1,510,528
	1,950	Discover Bank	2.45	09/12/24	2,061,798
	500	Enova International, Inc. (a)(b)	8.50	09/01/24	493,073
	475	Enova International, Inc. (a)	8.50	09/15/25	464,313
	450	Five Point Operating Co. LP/Five Point Capital Corp. (a)	7.875	11/15/25	475,826
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00	11/01/28	2,460,253
	$1,235	Howard Hughes Corp. (The) (a)(i)	4.375	02/01/31	1,234,734
	1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	1,058,928
	1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25	06/03/26	1,186,875
	1,075	JPMorgan Chase & Co.	1.953	02/04/32	1,077,932
	1,975	JPMorgan Chase & Co.	3.702	05/06/30	2,258,805
	2,625	JPMorgan Chase & Co.	4.125	12/15/26	3,061,718
	2,000	Lions Gate Capital Holdings LLC (a)	5.875	11/01/24	2,048,550
	2,075	Metropolitan Life Global Funding I (a)	2.95	04/09/30	2,304,639
EUR	1,500	Prologis Euro Finance LLC	1.875	01/05/29	2,054,829
	$373	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	381,820
	1,510	SBA Communications Corp. (a)	3.125	02/01/29	1,508,112
	500	Uniti Group LP / Uniti Fiber Holdings, Inc./CSL Capital LLC (a)	7.125	12/15/24	515,787
	1,325	Wells Fargo & Co.	2.879	10/30/30	1,424,704
	1,425	Wells Fargo & Co.	5.013	04/04/51	1,963,311
					45,901,592
		Industrials
	1,350	Berry Global, Inc. (a)(b)	4.50	02/15/26	1,379,464
	1,775	Boeing Co. (The)	2.70	02/01/27	1,838,051
	850	Boeing Co. (The)	5.15	05/01/30	1,010,449
	1,325	Deere & Co.	3.10	04/15/30	1,493,433
	450	LABL Escrow Issuer LLC (a)	10.50	07/15/27	499,219
	1,975	Mauser Packaging Solutions Holding Co. (a)	7.25	04/15/25	1,956,731
	1,530	TransDigm, Inc. (a)	4.625	01/15/29	1,521,402
	550	Triumph Group, Inc. (a)	6.25	09/15/24	544,156
	475	Werner FinCo LP/Werner FinCo, Inc. (a)(b)	8.75	07/15/25	500,481
					10,743,386
		Technology
	939	Akamai Technologies, Inc.	0.375	09/01/27	1,082,539
	425	Banff Merger Sub, Inc. (a)	9.75	09/01/26	450,296
	500	Blackboard, Inc. (a)	10.375	11/15/24	525,312
	500	Castle US Holding Corp. (a)	9.50	02/15/28	514,242

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	2,150	Dell International LLC/EMC Corp. (a)	4.00	07/15/24	2,364,493
EUR	1,900	Fidelity National Information Services, Inc.	1.50	05/21/27	2,484,297
	$300	Granite Merger Sub 2, Inc. (a)	11.00	07/15/27	345,881
	1,305	J2 Global, Inc. (a)	4.625	10/15/30	1,366,172
	1,325	NVIDIA Corp.	2.85	04/01/30	1,461,507
	2,475	Oracle Corp.	2.95	04/01/30	2,720,303
	1,250	Verint Systems, Inc.	1.50	06/01/21	1,452,150
	300	Veritas US, Inc./Veritas Bermuda Ltd. (a)	7.50	02/01/23	300,000
	1,000	Western Digital Corp.	1.50	02/01/24	1,008,750
					16,075,942
		Utilities
	1,725	Calpine Corp. (a)	4.50	02/15/28	1,774,508
	2,575	NiSource, Inc.	3.60	05/01/30	2,933,698
	1,030	NRG Energy, Inc. (a)	3.625	02/15/31	1,073,131
	975	Pacific Gas and Electric Co.	2.50	02/01/31	969,336
					6,750,673
		Total United States			183,445,467

		Zambia (0.2%)
		Basic Materials
	1,930	First Quantum Minerals Ltd. (a)	6.875	10/15/27	2,084,265
		Total Corporate Bonds (Cost $361,298,227)			377,083,265

		Sovereign (13.4%)
		Australia (1.2%)
AUD	9,300	Australia Government Bond	2.50	05/21/30	8,042,477
	5,300	Australia Government Bond	2.75	11/21/29	4,662,030
		Total Australia			12,704,507

		Austria (0.3%)
EUR	1,540	Republic of Austria Government Bond (a)	0.85	06/30/20	2,307,185
	300	Republic of Austria Government Bond (a)	2.10	09/20/17	772,102
		Total Austria			3,079,287

		Belarus (0.1%)
	$1,400	Republic of Belarus Ministry of Finance (a)(b)	6.378	02/24/31	1,425,263

		Brazil (0.7%)
BRL	24,350	Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/25	5,014,120
	$1,800	Brazilian Government International Bond	3.875	06/12/30	1,857,150
		Total Brazil			6,871,270

		China (0.7%)
CNY	33,000	China Government Bond	2.36	07/02/23	5,048,049
	16,000	China Government Bond	3.27	11/19/30	2,494,456
		Total China			7,542,505

		Croatia (0.4%)
EUR	3,100	Croatia Government International Bond	2.75	01/27/30	4,478,312
		Dominican Republic (0.4%)
	$700	Dominican Republic International Bond (a)	4.875	09/23/32	749,175
	500	Dominican Republic International Bond (a)	5.30	01/21/41	518,125
	2,650	Dominican Republic International Bond (a)	5.875	01/30/60	2,787,800
		Total Dominican Republic			4,055,100

		Ecuador (0.1%)
	276	Ecuador Government International Bond (a)(e)	0.50	07/31/30	148,318
	964	Ecuador Government International Bond (a)(e)	0.50	07/31/35	443,440
	942	Ecuador Government International Bond (a)(e)	0.50	07/31/40	414,480
		Total Ecuador			1,006,238

		Egypt (0.9%)
EGP	16,000	Egypt Government Bond	14.06	01/12/26	1,016,249
EUR	2,990	Egypt Government International Bond (a)	4.75	04/16/26	3,792,333
	$210	Egypt Government International Bond (a)	5.25	10/06/25	224,430
EUR	2,230	Egypt Government International Bond (a)	6.375	04/11/31	2,904,521

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	$1,000	Egypt Government International Bond (a)	8.15	11/20/59	1,066,220
	680	Egypt Government International Bond (a)	8.875	05/29/50	772,167
		Total Egypt			9,775,920

		El Salvador (0.2%)
	1,800	El Salvador Government International Bond (a)	7.125	01/20/50	1,671,300
		Indonesia (2.4%)
EUR	1,700	Indonesia Government International Bond	1.45	09/18/26	2,158,903
	2,200	Indonesia Government International Bond	1.75	04/24/25	2,828,372
	$2,000	Indonesia Government International Bond	4.20	10/15/50	2,401,530
IDR	111,000,000	Indonesia Treasury Bond	7.00	09/15/30	8,356,884
	35,363,000	Indonesia Treasury Bond	8.25	05/15/29	2,855,783
	39,000,000	Indonesia Treasury Bond	8.375	03/15/34	3,168,534
	$2,400	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	3,168,000
		Total Indonesia			24,938,006

		Jamaica (0.3%)
	2,200	Jamaica Government International Bond	8.00	03/15/39	3,142,700
		Mexico (1.5%)
MXN	108,000	Mexican Bonos	8.50	05/31/29	6,436,482
	138,200	Mexican Bonos, Series M	7.75	05/29/31	7,892,414
	$840	Mexico Government International Bond	3.75	04/19/71	788,340
		Total Mexico			15,117,236

		Morocco (0.2%)
	2,100	Morocco Government International Bond (a)	4.00	12/15/50	2,145,276
		New Zealand (0.5%)
NZD	7,300	New Zealand Government Bond	0.25	05/15/28	5,039,990
		Nigeria (0.4%)
	$1,700	Africa Finance Corp. (a)	4.375	04/17/26	1,874,386
	1,700	Nigeria Government International Bond (a)	9.248	01/21/49	1,982,686
		Total Nigeria			3,857,072

		Qatar (0.3%)
	600	Qatar Government International Bond (a)	3.75	04/16/30	699,420
	1,700	Qatar Government International Bond	5.103	04/23/48	2,349,137
		Total Qatar			3,048,557

		Russia (0.3%)
	2,200	Russian Foreign Bond - Eurobond	5.625	04/04/42	2,979,548
		Senegal (0.2%)
	2,000	Senegal Government International Bond	6.25	05/23/33	2,201,176
		Serbia (0.1%)
EUR	1,070	Serbia International Bond (a)	3.125	05/15/27	1,452,493
		South Africa (1.7%)
	$1,500	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,606,826
ZAR	198,000	Republic of South Africa Government Bond	8.00	01/31/30	12,511,057
	50,000	Republic of South Africa Government Bond	8.25	03/31/32	2,996,791
		Total South Africa			17,114,674
		Supranational (0.3%)
EUR	790	Banque Ouest Africaine de Developpement (a)	2.75	01/22/33	986,027
	$2,200	Banque Ouest Africaine de Developpement (a)	4.70	10/22/31	2,411,332
		Total Supranational			3,397,359

		United Arab Emirates (0.1%)
	$1,320	Abu Dhabi Government International Bond	2.70	09/02/70	1,217,218
		Uzbekistan (0.1%)
	1,400	Republic of Uzbekistan Bond (a)(b)	3.70	11/25/30	1,450,235
		Total Sovereign (Cost $129,526,905)			139,711,242

		Agency Fixed Rate Mortgages (0.0%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	769
		Federal National Mortgage Association,

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	Conventional Pools:
25		6.50		05/01/28–01/01/32	28,828
4		7.00		07/01/31–11/01/32	3,721
	Government National Mortgage Association, Various Pools:
6		7.50		07/20/25	6,282
24		8.00		02/15/22–05/15/30	25,611
	Total Agency Fixed Rate Mortgages (Cost $60,217)				65,211
	Asset-Backed Securities (14.9%)
614	Aaset Trust (a)	3.844		05/15/39	613,596
968	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.18	(j)	08/25/33	967,482
1,175	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	0.73	(j)	04/25/34	1,162,455
1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,101,505
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,669,391
2,449	AMSR Trust (a)	3.867		01/19/39	2,525,966
1,100	Aqua Finance Trust (a)	3.47		07/16/40	1,148,528
116	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.38%	0.51	(j)	03/25/36	114,613
1,075	Avant Loans Funding Trust (a)	5.00		11/17/25	1,080,549
2,243	Bayview Financial Revolving Asset Trust, 1 Month USD LIBOR + 1.00% (a)	1.123	(j)	02/28/40	2,138,884
435	Bear Stearns Asset-Backed Securities Trust	3.138	(j)	07/25/36	437,893
757	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	0.531	(j)	10/20/40	687,050
1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	1,020,155
	Cascade Funding Mortgage Trust
1,800	(a)	7.302	(j)	04/25/30	1,926,358
2,000	(a)	9.798	(j)	04/25/30	2,144,590
1,470	Cascade MH Asset Trust (a)	4.00	(j)	11/25/44	1,560,641
1,000	CFMT 2020-HB3 LLC (a)	9.799	(j)	05/25/30	1,007,500
3,000	CFMT 2020-HB4 LLC (a)	2.72	(j)	12/26/30	3,000,000
1,027	Chase Funding Loan Acquisition Trust	5.50		08/25/34	1,078,818
368	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	1.531	(j)	03/20/43	364,295
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 3.00% (a)	3.13	(j)	07/25/44	839,046
274	CLUB Credit Trust (a)	5.02		09/15/23	276,340
	Conn's Receivables Funding LLC
1,200	(a)	3.62		06/17/24	1,204,501
1,000	(a)	4.27		06/16/25	1,006,459
3,500	(a)	4.60		06/17/24	3,517,347
968	(a)	5.29		10/16/23	960,240
	Consumer Loan Underlying Bond Credit Trust
2,250	(a)	3.48		12/15/26	2,287,592
2,500	(a)	4.41		10/15/26	2,518,279
1,031	(a)	5.21		07/15/25	1,036,845
1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.575%	1.705	(j)	03/25/35	1,493,623
1,762	Diamond Resorts Owner Trust (a)	4.02		02/20/32	1,769,188
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	632,849
1,100	(a)	5.33		11/17/25	1,164,972
1,200	(a)	5.42		03/17/25	1,233,495
1,412	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,377,593
422	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	1.63	(j)	11/25/30	421,889
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	2,105,873
750	(a)	5.20		01/15/26	804,663

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	600	(a)	5.38		07/15/25	641,131
	600	(a)	5.43		08/15/24	642,972
		Finance of America HECM Buyout
	1,695	(a)	4.048	(j)	02/25/30	1,675,507
	1,000	(a)	4.57	(j)	07/25/30	1,010,000
	3,000	(a)	6.00	(j)	02/25/30	2,913,000
	700	First Investors Auto Owner Trust (a)	5.36		01/15/25	748,498
		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	521,377
	805	(a)	5.28		12/15/25	864,578
	1,300	FREED ABS Trust (a)	3.19		11/18/26	1,318,057
	1,124	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	731,657
		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	729,487
	550	(a)	4.94		12/15/25	577,529
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,290,439
		GSAA Home Equity Trust
	156	1 Month USD LIBOR + 1.875%	2.005	(j)	12/25/34	160,750
	421		6.002		11/25/36	228,594
	3,000	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (a)	2.479	(j)	07/17/37	3,015,427
	894	Invitation Homes Trust, Class E, 1 Month USD LIBOR + 2.00% (a)	2.129	(j)	07/17/37	899,648
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	254,009
	569	Legacy Mortgage Asset Trust (a)	3.75		04/25/59	575,759
	294	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	0.48	(j)	05/25/37	274,310
	1,132	METAL LLC (a)	4.581		10/15/42	957,134
	1,447	MFA LLC (a)	4.164		07/25/48	1,454,060
		Nationstar HECM Loan Trust
	1,180	(a)	2.82	(j)	09/25/30	1,191,149
	3,610	(a)	5.682	(j)	11/25/29	3,614,693
	2,500	(a)	5.804	(j)	06/25/29	2,505,379
	15	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	0.38	(j)	04/25/37	15,256
		New Residential Mortgage LLC
	2,553	(a)	5.437		06/25/25	2,615,386
	1,736	(a)	5.437		07/25/25	1,769,666
	770	New Residential Mortgage LLC (a)	4.69		05/25/23	771,622
		Newday Funding PLC
GBP	2,000		1.00		03/15/29	2,740,300
	1,000	1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.048	(j)	09/15/27	1,370,976
	$824	Newtek Small Business Loan Trust, PRIME - 0.55% (a)	2.70	(j)	02/25/44	804,378
	1,000	NRZ Advance Receivables Trust (a)	5.801		10/15/52	1,007,131
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(j)	06/15/31	674,197
	1,034	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	0.40	(j)	03/25/37	1,012,145
		PNMAC GMSR Issuer Trust
	2,500	1 Month USD LIBOR + 2.35% (a)	2.498	(j)	04/25/23	2,443,641
	2,507	1 Month USD LIBOR + 2.65% (a)	2.78	(j)	08/25/25	2,462,228
	2,000	1 Month USD LIBOR + 2.85% (a)	2.98	(j)	02/25/23	1,983,380
		Progress Residential Trust
	1,100	(a)	4.38		03/17/35	1,101,275
	1,200	(a)	4.778		03/17/35	1,209,495
	550	(a)	4.953		08/17/35	559,711
	1,000	(a)	5.35		08/17/34	1,022,345
	1,200	(a)	5.368		10/17/35	1,228,596
	994	PRPM LLC (a)	3.351		11/25/24	999,922
	3,043	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,967,021
		RCO V Mortgage LLC
	1,861	(a)	3.475		11/25/24	1,868,017

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	771	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (a)	2.75	(j)	12/27/44	737,016
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,552,376
	3,116	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)	4.75		10/15/42	3,122,330
		Skopos Auto Receivables Trust
	900	(a)	3.63		09/16/24	923,593
	1,676	(a)	4.77		04/17/23	1,701,778
	2,240	(a)	5.24		04/15/25	2,333,207
EUR	2,600	SLM Student Loan Trust, 3 Month EURIBOR + 0.55% (United States)	0.007	(j)	01/25/40	2,920,815
	$527	Sprite Ltd. (a)	6.90		12/15/37	276,712
	2,105	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (a)	3.375		08/15/24	2,102,989
	3,150	Stanwich Mortgage Loan Trust (a)	3.475		11/16/24	3,169,994
	1,138	START Ireland (Bermuda) (a)	4.089		03/15/44	1,151,429
	1,058	Start Ltd. (a)	4.089		05/15/43	1,069,987
		Tricon American Homes Trust
	1,000	(a)	4.216		01/17/36	1,039,876
	3,000	(a)	5.104		01/17/36	3,147,059
	3,000	(a)	5.151		09/17/34	3,067,697
	737	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.39	(j)	03/25/36	730,754
	800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	820,693
	629	Upgrade Receivables Trust (a)	5.17		11/15/24	631,050
		Upstart Securitization Trust
	2,200	(a)	3.734		09/20/29	2,249,658
	2,050	(a)	3.829		01/21/30	2,113,302
	516	(a)	5.59		03/20/25	520,574
	3,000	USASF Receivables 2020-1 LLC (a)	3.22		05/15/24	3,071,359
	491	VCAT LLC (a)	3.573	(j)	11/25/49	492,985
		Vericrest Opportunity Loan Trust
	1,283	(a)	3.179		10/25/49	1,287,347
	1,047	(a)	3.278		11/25/49	1,049,669
	1,000	Veros Automobile Receivables Trust (a)	5.74		08/15/25	1,013,208
	1,371	VOLT LXXX LLC (a)	3.228		10/25/49	1,376,028
	400	VOLT LXXXIV LLC (a)	3.426		12/27/49	401,372
		Total Asset-Backed Securities (Cost $152,706,404)				154,897,752
		Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
		Federal Home Loan Mortgage Corporation
	219	1 Month USD LIBOR + 5.05%	5.194	(j)	07/25/23	224,846
	102	1 Month USD LIBOR + 5.25% (a)	5.394	(j)	07/25/26	103,542
		IO
	6,479		2.693	(j)	10/25/48	1,411,611
		Federal National Mortgage Association,
		IO REMIC
	491		1.723	(j)	03/25/44	26,828
	932		2.28	(j)	10/25/39	46,565
	283	6.55% - 1 Month USD LIBOR	6.402	(k)	08/25/41	32,410
	1,073	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	6.119	(k)	12/20/42	217,398
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,672,262)				2,063,200
		Commercial Mortgage-Backed Securities (2.6%)
	454	BX Trust, 1 Month USD LIBOR + 1.975% (a)	2.101	(j)	09/15/37	413,618
	380	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (a)	1.981	(j)	11/15/31	361,146
	900	Citigroup Commercial Mortgage Trust (a)	3.62	(j)	12/10/41	802,900
		COMM Mortgage Trust
	1,300	(a)	3.40	(j)	08/15/57	1,272,956

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	1,000	(a)	3.461	(j)	08/10/29	995,136
	300		4.619		02/10/47	282,493
	139	(a)	4.746	(j)	07/15/47	136,709
	3,394	Commercial Mortgage Pass-Through Certificates, IO	0.579	(j)	02/10/47	51,441
	1,105	COOF Securitization Trust, IO (a)	2.203	(j)	10/25/40	69,989
	7,892	COOF Securitization Trust II, IO (a)	2.063	(j)	08/25/41	546,595
	2,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (a)	3.25	(j)	12/15/35	2,025,062
	31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(j)	10/10/32	217,864
	443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	2.176	(j)	01/15/33	434,036
	4,318	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.936	(j)	07/15/47	68,396
		JPMBB Commercial Mortgage Securities Trust
	136	(a)	3.972	(j)	09/15/47	137,765
	405	(a)	4.677	(j)	04/15/47	380,818
		IO
	3,260		1.00	(j)	08/15/47	86,106
		KGS-Alpha SBA COOF Trust, IO
	911	(a)	2.756	(j)	04/25/40	55,959
	721	(a)	3.179	(j)	07/25/41	88,607
	1,500	MFT Trust (a)	3.283	(j)	08/10/40	1,592,062
	1,000	MKT 2020-525M Mortgage Trust (a)	2.941	(j)	02/12/40	917,932
	2,200	Morgan Stanley Capital I Trust, 1 Month USD LIBOR + 2.244% (a)	3.744	(j)	12/15/36	2,201,200
	2,419	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.08	(j)	03/25/50	2,443,392
		Natixis Commercial Mortgage Securities Trust
	1,500	(a)	4.135	(j)	05/15/39	1,448,337
	2,500	(a)	4.299		10/15/36	2,381,968
	2,000	(a)	4.409	(j)	02/15/39	1,916,323
EUR	1,740	Taurus 2018-1 IT SRL, 3 Month EURIBOR + 1.00% (Italy)	1.00	(j)	05/18/30	2,088,121
	$724	VCC 2020-MC1 Trust (a)	4.50	(j)	06/25/45	727,146
	1,507	VMC Finance 2019-FL3 LLC, 1 Month USD LIBOR + 2.05% (a)	2.177	(j)	09/15/36	1,505,658
	900	Wells Fargo Commercial Mortgage Trust (a)	4.372	(j)	04/15/50	844,944
	541	WFRBS Commercial Mortgage Trust (a)	5.017	(j)	09/15/46	435,293
		Total Commercial Mortgage-Backed Securities (Cost $26,856,264)				26,929,972

		Mortgages - Other (9.1%)
		Alternative Loan Trust
	127	1 Month USD LIBOR + 0.18%	0.31	(j)	05/25/47	120,777
	267	1 Month USD LIBOR + 0.50%	0.63	(j)	10/25/35	191,375
	155		2.603	(j)	10/25/35	148,212
	160		3.176	(j)	05/25/36	131,774
	73		3.273	(j)	08/25/35	70,771
	24		5.50		02/25/36	19,450
	373		6.00		04/25/36	238,073
	188		6.00		07/25/37	158,794
		PAC
	18		5.50		02/25/36	14,948
	54		6.00		04/25/36	40,901
	121	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	0.78	(j)	07/25/46	90,320
		Banc of America Funding Trust
	45		5.25		07/25/37	44,069
	642		5.50		09/25/35	705,636
	69		6.00		07/25/37	66,511
GBP	800	Banna RMBS DAC (United Kingdom)	3.553		12/30/63	1,009,255
	$107	BCAP LLC Trust (a)	3.713	(j)	03/26/37	94,428

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

		Bear Stearns Trust
	289		3.294	(j)	05/25/36	275,882
	57		3.595	(j)	05/25/47	56,453
		Cascade Funding Mortgage Trust
	3,275	(a)	4.00	(j)	10/25/68	3,401,380
	400	(a)	5.804		06/25/48	398,788
	2,204	CFMT 2020-ABC1 LLC (a)	2.00	(j)	09/25/50	2,161,206
	110	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	0.73	(j)	02/25/37	30,313
	72	ChaseFlex Trust	6.50		02/25/35	69,459
		CHL Mortgage Pass-Through Trust
	331		2.136	(j)	09/25/34	310,956
	201		5.50		05/25/34	203,119
	833		6.00		12/25/36	685,524
	104	Citigroup Mortgage Loan Trust	2.985	(j)	11/25/36	99,691
		CSFB Mortgage-Backed Pass-Through Certificates
	448		6.50		12/25/33	463,493
	400		7.50		10/25/32	418,737
		CSMC Mortgage-Backed Trust
	860		5.587	(j)	04/25/37	356,316
	1,769		6.50		05/25/36	785,252
EUR	1,677	Dssv Sarl (Spain)	3.00		10/15/24	1,974,271
	671	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.227	(j)	05/25/57	797,894
	437	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.248	(j)	04/17/41	508,358
	987	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(j)	08/02/50	1,078,527
		FMC GMSR Issuer Trust
	$2,200	(a)	4.23	(j)	09/25/24	2,207,788
	1,500	(a)	4.45	(j)	01/25/26	1,509,642
	2,700	(a)	5.07	(j)	05/25/24	2,759,260
		GSR Mortgage Loan Trust
	115		2.792	(j)	03/25/37	93,841
	715		2.866	(j)	12/25/34	746,986
	17		3.47	(j)	05/25/35	16,856
	1,548		5.50		03/25/35	1,657,740
GBP	2,000	Harben Finance 2017-1 Plc, 3 Month GBP LIBOR + 1.50% (United Kingdom)	1.551	(j)	08/20/56	2,750,576
	$287	HarborView Mortgage Loan Trust	2.57	(j)	05/19/33	292,003
EUR	891	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(j)	03/22/44	989,599
$		Impac CMB Trust
	76	1 Month USD LIBOR + 0.75%	0.88	(j)	04/25/35	73,165
	47	1 Month USD LIBOR + 0.78%	0.91	(j)	10/25/35	46,090
	182	JP Morgan Alternative Loan Trust	6.00		12/25/35	167,618
EUR	1,220	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(j)	09/16/48	1,291,495
	$2,321	Legacy Mortgage Asset Trust (a)	3.25		02/25/60	2,375,998
	4,691	Legacy Mortgage Asset Trust (a)	3.00		06/25/59	4,739,167
		Lehman Mortgage Trust
	97		5.50		02/25/36	78,663
	346		6.50		09/25/37	163,376
		LHOME Mortgage Trust
	1,200	(a)	3.868		07/25/24	1,215,804
	1,200	(a)	4.58		10/25/23	1,215,432
		Ludgate Funding PLC
EUR	1,135	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(j)	12/01/60	1,231,489
	1,049	3 Month EURIBOR + 0.85% (United Kingdom)	0.309	(j)	01/01/61	1,198,269

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	599	3 Month EURIBOR + 1.10% (United Kingdom)	0.559	(j)	01/01/61	666,305
		Mansard Mortgages PLC
GBP	523	3 Month GBP LIBOR + 1.10%	1.128	(j)	10/15/48	678,701
	540	3 Month GBP LIBOR + 2.00%	2.043	(j)	12/15/49	735,786
		MASTR Alternative Loan Trust
	$908		5.50		02/25/35	967,986
	1,068		6.00		05/25/33	1,120,134
	44	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(j)	06/25/36	38,814
	2,000	Mello Warehouse Securitization Trust, 1 Month USD LIBOR + 2.80% (a)	2.93	(j)	10/25/53	2,005,794
	1,420	Merrill Lynch Mortgage Investors Trust, IO (a)	3.121	(j)	02/25/36	76,144
GBP	1,500	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.241	(j)	03/13/46	2,084,923
	$230	MortgageIT Trust, 1 Month USD LIBOR + 0.90%	1.03	(j)	10/25/35	233,927
	1,881	New Residential Mortgage Loan Trust (a)	4.335		07/25/60	1,914,629
GBP	919	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.043	(j)	12/15/50	1,209,444
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$164	1 Month USD LIBOR + 0.12%	0.25	(j)	10/25/36	147,350
	208		3.011	(j)	06/25/36	188,493
	2,415		5.755	(j)	06/25/36	998,138
		NYMT Loan Trust
	1,742	(a)	2.944	(j)	10/25/60	1,755,478
	2,345	(a)	3.962		06/25/25	2,364,051
GBP	866	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	0.828	(j)	01/15/39	1,157,743
	$1,330	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,336,422
	1,640	PRPM LLC (a)	3.50	(j)	10/25/24	1,663,197
		RALI Trust
	82		6.00		04/25/36	79,996
	113		6.00		08/25/36	110,841
	55		6.00		01/25/37	52,540
		PAC
	45		6.00		04/25/36	43,912
AUD	784	RedZed Trust (Australia)	1.96		03/09/56	601,746
		Reperforming Loan REMIC Trust
	$228	(a)	6.50		03/25/35	236,912
	266	(a)	7.50		11/25/34	278,905
	532	Residential Asset Securitization Trust	6.00		05/25/36	524,223
EUR	778	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(j)	12/15/43	868,874
	$442	RFMSI Series Trust	6.00		07/25/36	440,663
GBP	665	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.511	(j)	06/12/44	868,899
	$2,500	RMF Buyout Issuance Trust (a)	3.63	(j)	10/25/50	2,491,407
GBP	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	3.287	(j)	06/18/45	1,643,394
		Seasoned Credit Risk Transfer Trust
	$1,600	(a)	3.75	(j)	09/25/55	1,620,066
	2,600	(a)	4.25	(j)	08/25/59	2,689,984
	1,000	(a)	4.50	(j)	02/25/59	1,034,763
	2,200		4.75	(j)	10/25/58	2,306,448
	2,000	Seasoned Loans Structured Transaction	3.00	(j)	04/25/58	2,007,992

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	328	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	0.751	(j)	07/20/33	318,614
	1,000	SG Commercial Mortgage Securities Trust (a)	3.477	(j)	09/15/39	968,160
	111	STARM Mortgage Loan Trust	3.00	(j)	10/25/37	103,494
		Structured Adjustable Rate Mortgage Loan Trust
	405		1.388	(j)	11/25/34	383,206
	613		2.673	(j)	02/25/35	607,197
	752	Structured Asset Mortgage Investments II Trust	1.023	(j)	04/19/35	735,542
	1,518	Structured Asset Securities Corp., IO (a)	4.375	(j)	07/25/35	220,146
	1,897	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	1.98	(j)	05/25/47	1,679,071
EUR	2,000	TDA 27 FTA,3 Month EURIBOR + 0.19% (Spain)	0.00	(j)	12/28/50	1,988,860
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,423,224
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40%(United Kingdom)	3.428	(j)	07/15/51	1,095,492
	$972	Verus Securitization Trust (a)	3.504	(j)	12/25/59	987,111
	301	Wells Fargo Alternative Loan Trust	3.01	(j)	07/25/37	285,811
		Total Mortgages - Other (Cost $91,403,557)				94,082,722

		U.S. Treasury Securities (4.5%)
		U.S. Treasury Bonds
	32,400		2.125		05/15/25	34,878,094
	9,500		3.125		05/15/48	12,248,320
		Total U.S. Treasury Securities (Cost $46,759,555)				47,126,414

		Senior Loan Interests (2.5%)
	1,469	American Airlines, Inc., Term Loan B, 1 Month LIBOR + 2.00%	2.148	(j)	04/28/23	1,371,020
	1,207	Associated Asphalt Partners LLC, Term B, 1 Month LIBOR + 5.25%	6.25	(j)	04/05/24	1,126,562
	700	BJ's Wholesale Club, Inc., Term Loan, 1 Month LIBOR + 2.00%	2.126	(j)	02/03/24	702,410
	2,000	BWAY Holding Co., 2017 Term Loan B	0.00	(l)	04/03/24	1,967,500
	1,500	Carrols Restaurant Group, Inc., Term Loan B	0.00	(l)	04/30/26	1,485,000
	1,500	Clear Channel Outdoor Holdings, Inc., Term Loan B	0.00	(l)	08/21/26	1,466,715
	878	Cornerstone Building Brands, Inc., 2018 Term Loan, 1 Month USD LIBOR + 3.75%	3.876	(j)	04/12/25	881,558
	1,000	Creative Artists Agency LLC, 2019 Term Loan B	0.00	(l)	11/27/26	995,125
	840	Dell International LLC, Term Loan A6, 1 Month USD LIBOR + 1.75%	1.88	(j)	03/13/24	840,957
	494	Forest City Enterprises, L.P., Term Loan B, 1 Month USD LIBOR + 3.50%	3.621	(j)	12/08/25	484,549
	1,031	Garda World Security Corp., 2019 1st Lien Term Loan B, 1 Month USD LIBOR + 4.75% (Canada)	4.99	(j)	10/30/26	1,035,859
	1,194	H Food Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 3.69%	3.808	(j)	05/23/25	1,190,428
	1,250	iHeartCommunications, Inc., 2020 Term Loan	0.00	(l)	05/01/26	1,236,875
EUR	975	Ineos Finance PLC, Term Loan B, 3 Month EURIBOR + 2.00% (Luxembourg)	2.50	(j)	04/01/24	1,178,018
	$1,000	Lower Cadence Holdings LLC, Term Loan B	0.00	(l)	05/22/26	979,105
	1,500	Medallion Midland Acquisition LLC, 1st Lien Term Loan	0.00	(l)	10/30/24	1,492,035
	1,000	Midas Intermediate Holdco II, LLC, 2020 Term Loan B, 3 Month USD LIBOR + 6.75%	7.50	(j)	12/22/25	1,026,565
	1,213	Navistar International Corp., Term Loan B, 1 Month USD LIBOR + 3.50%	3.63	(j)	11/06/24	1,214,167

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

521	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%	2.871	(j)	02/05/23	521,946
333	SAExploration Holdings, Inc., Delayed Draw Term Loan (f)(g)(m)	0.00	(l)	01/04/22	26,000
2,004	Scientific Games International, Inc., 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%	0.00	(j)(l)	08/14/24	1,973,322
1,212	Surgery Center Holdings, Inc., 2017 Term Loan B, 1 Month USD LIBOR + 3.25%	4.25	(j)	09/03/24	1,207,102
778	Titan Acquisition Limited, 2018 Term Loan B, 6 Month USD LIBOR + 3.00% (Canada)	3.267	(j)	03/28/25	763,897
1,000	US Foods, Inc., 2019 Term Loan B	0.00	(l)	09/13/26	988,125
	Senior Loan Interests (Cost $26,565,130)				26,154,840

NUMBER OF SHARES
	Investment Companies (4.6%)
92,900	iShares iBoxx Investment Grade Corporate Bond ETF	12,597,240
82,700	iShares iBoxx High Yield Corporate Bond ETF (b)	7,192,419
504,400	iShares Short-Term Corporate Bond ETF	27,802,528
	Total Investment Companies (Cost $46,122,138)	47,592,187

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE
		Short-Term Investments (15.0%)
		Sovereign (0.7%)
		China (0.2%)
CNY	16,000	China Government Bond	2.36%	07/02/23	2,447,539
		Egypt (0.5%)
		Egypt Treasury Bills
EGP	26,000		12.95	05/18/21	1,600,317
	16,000		13.249	04/06/21	1,006,149
	3,575		13.601	03/02/21	225,259
	5,925		13.651	03/02/21	373,318
	8,900		13.66	03/02/21	560,762
	12,775		13.681	03/02/21	804,902
	5,925		13.69	03/02/21	373,308
	900		13.699	03/02/21	56,705
		Total Egypt			5,000,720
		Total Sovereign (Cost $7,336,948)			7,448,259

		U.S. Treasury Securities (3.6%)
		U.S. Treasury Bills
	$1,200	(n)	0.068	03/11/21	1,199,915
	15,000	(b)(n)	0.071	02/23/21	14,999,358
	400	(n)(o)	0.081	06/03/21	399,915
	1,300	(n)	0.084	06/03/21	1,299,725
	13,000	(n)	0.086	02/23/21	12,999,325
	6,000	(n)	0.088	06/03/21	5,998,729
	150	(n)	0.089	06/03/21	149,968
	333	(n)	0.09	06/03/21	332,929
		Total U.S. Treasury Securities (Cost $37,379,220)			37,379,864

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (9.2%)
96,031	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $96,031,354)	96,031,354
	Securities held as Collateral on Loaned Securities (1.3%)
	Investment Company (1.3%)
13,523	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $13,522,657)	13,522,657

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE
	Floating Rate Note (0.2%)
	United States
$1,600	Aviation Capital Group LLC, 3 Month USD LIBOR + 0.67% (Cost $1,575,602) (a)	0.882	(j)%	07/30/21	1,597,576
	Total Short-Term Investments (Cost $155,845,781)				155,979,710

	Total Investments (Cost $1,038,816,440) including $20,642,556 of Securities Loaned (q)(r)(s)			103.1%	1,071,686,515

	Liabilities in Excess of Other Assets			(3.1)	(32,604,608)
	Net Assets			100.0%	$1,039,081,907

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
NR	Not rated.
PAC	Planned Amortization Class.
PRIME	Daily US Prime Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SONIA	Sterling Overnight Interbank Average Rate.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2021, were $20,642,556 and $21,073,647, respectively. The Fund received cash collateral of $13,522,657, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $7,550,990 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2021.
(d)	Capital appreciation bond.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2021. Maturity date disclosed is the ultimate maturity date.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Acquired through exchange offer.

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

(i)	When-issued security.
(j)	Floating or variable rate securities: The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(k)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2021.
(l)	Unsettled Position. The contract rate does not take effect until settlement date.
(m)	At January 31, 2021, the Fund held fair valued securities valued at $26,000, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(n)	Rate shown is the yield to maturity at January 31, 2021.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(p)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2021, advisory fees paid were reduced by $25,756 relating to the Fund's investment in the Liquidity Funds.
(q)	Securities are available for collateral in connection with purchase of when issued security, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(r)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2021, the Fund did not engage in any cross-trade transactions.
(s)	At January 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,936,993 and the aggregate gross unrealized depreciation is $19,211,396, resulting in net unrealized appreciation of $25,725,597.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at January 31, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG	MXN	5,903,300		$287,075	02/03/21	$(905)
Australia and New Zealand Banking Group	EUR	2,646,632		$3,211,519	02/26/21	(1,977)
Australia and New Zealand Banking Group	EUR	2,353,075		$2,853,205	02/26/21	(3,859)
Australia and New Zealand Banking Group	EUR	1,413,586		$1,715,942	02/26/21	(410)
Australia and New Zealand Banking Group		$300,045	AUD	407,360	02/26/21	11,322
Australia and New Zealand Banking Group		$1,126,295	AUD	1,485,770	02/26/21	9,358
Bank of America NA	MXN	4,903,945		$243,699	02/26/21	5,068
Bank of America NA	NZD	13,978,000		$10,054,121	02/26/21	9,459
Bank of America NA		$5,873,534	AUD	7,618,436	02/26/21	(50,359)
Bank of America NA		$4,791,131	JPY	500,150,000	02/26/21	(15,187)
Bank of America NA		$5,352,088	NOK	45,925,000	02/26/21	9,606
Barclays Bank PLC	AUD	40,649,409		$29,770,692	02/26/21	(1,299,808)
Barclays Bank PLC	CAD	6,665,000		$5,202,719	02/26/21	(9,804)
Barclays Bank PLC	CHF	694,487		$765,077	02/26/21	(15,121)
Barclays Bank PLC	EUR	1,625,000		$1,984,580	02/26/21	11,533
Barclays Bank PLC	EUR	24,607		$29,449	02/26/21	(429)
Barclays Bank PLC	EUR	6,518		$7,943	02/26/21	29
Barclays Bank PLC	EUR	5,000		$6,104	02/26/21	33
Barclays Bank PLC	PLN	18,675,000		$5,007,002	02/26/21	(7,785)
Barclays Bank PLC		$4,586,492	EUR	3,848,308	02/26/21	86,058
Barclays Bank PLC		$1,272,314	EUR	1,041,098	02/26/21	(8,231)
Barclays Bank PLC		$54,776	GBP	39,911	02/26/21	(85)

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

Barclays Bank PLC		$26,273	GBP	19,373	02/26/21	274
Barclays Bank PLC		$256,425	NZD	367,729	02/26/21	7,827
Barclays Bank PLC		$2,504,431	PLN	9,385,000	02/26/21	15,718
BNP Paribas SA	AUD	347,634		$268,705	02/26/21	2,990
BNP Paribas SA	BRL	27,515,000		$5,070,955	02/26/21	45,460
BNP Paribas SA	EUR	3,745,000		$4,464,995	02/26/21	(82,120)
BNP Paribas SA	EUR	557,272		$678,351	02/26/21	1,721
BNP Paribas SA	EUR	372,772		$460,160	02/26/21	7,547
BNP Paribas SA	IDR	22,634,918,200		$1,580,099	02/26/21	(29,808)
BNP Paribas SA	IDR	130,335,614,809		$9,093,140	02/26/21	(176,970)
BNP Paribas SA	IDR	4,006,075,500		$282,815	02/26/21	(2,117)
BNP Paribas SA	JPY	491,630,000		$4,738,807	02/26/21	44,220
BNP Paribas SA	MXN	81,410,000		$4,083,141	02/26/21	121,645
BNP Paribas SA	PLN	18,155,000		$4,911,403	02/26/21	36,251
BNP Paribas SA		$323,318	EUR	267,073	02/26/21	958
BNP Paribas SA		$835,840	EUR	686,050	02/26/21	(2,850)
BNP Paribas SA		$598,410	EUR	487,375	02/26/21	(6,648)
BNP Paribas SA		$1,607,300	IDR	22,873,480,000	02/26/21	19,575
BNP Paribas SA		$198,716	IDR	2,816,604,315	02/26/21	1,615
BNP Paribas SA		$5,214,720	NZD	7,265,000	02/26/21	5,947
BNP Paribas SA		$189,603	ZAR	2,916,945	02/26/21	2,585
BNP Paribas SA	ZAR	20,894,813		$1,344,073	02/26/21	(32,617)
BNP Paribas SA	ZAR	5,209,656		$352,400	02/26/21	9,153
Citibank NA	EUR	4,175,000		$5,084,352	02/26/21	15,139
Citibank NA		$436,448	BRL	2,314,049	02/26/21	(13,797)
Citibank NA		$4,950,859	JPY	512,500,000	02/26/21	(56,984)
Citibank NA		$4,967,921	KRW	5,538,835,000	02/26/21	(16,335)
Citibank NA		$2,373,469	PLN	8,770,000	02/26/21	(18,466)
Goldman Sachs International	EUR	100,867,896		$119,796,059	02/26/21	(2,676,007)
Goldman Sachs International	MXN	3,562,345		$176,125	02/26/21	2,778
Goldman Sachs International		$4,345,496	GBP	3,175,000	02/26/21	5,244
HSBC Bank PLC	EUR	65,001		$79,112	02/26/21	189
HSBC Bank PLC		$201,053	MXN	4,035,876	02/26/21	(4,663)
HSBC Bank PLC	ZAR	3,820,675		$249,062	02/26/21	(2,669)
JPMorgan Chase Bank NA	AUD	348,144		$266,577	02/26/21	472
JPMorgan Chase Bank NA	EUR	402,233		$493,840	02/26/21	5,456
JPMorgan Chase Bank NA	GBP	10,956,083		$14,614,779	02/26/21	(398,468)
JPMorgan Chase Bank NA	GBP	84		$114	02/26/21	(1)
JPMorgan Chase Bank NA	GBP	2,015,003		$2,760,308	02/26/21	(874)
JPMorgan Chase Bank NA	MXN	49,925,127		$2,489,262	02/26/21	59,853
JPMorgan Chase Bank NA	NZD	115,923		$83,216	02/26/21	(87)
JPMorgan Chase Bank NA	SEK	43,625,000		$5,239,564	02/26/21	17,657
JPMorgan Chase Bank NA		$4,217,380	BRL	23,190,951	02/26/21	18,346
JPMorgan Chase Bank NA		$3,637,196	EUR	2,989,249	02/26/21	(7,701)
JPMorgan Chase Bank NA		$1,910,939	EUR	1,573,211	02/26/21	(773)
JPMorgan Chase Bank NA		$130,783	GBP	96,828	02/26/21	1,901
JPMorgan Chase Bank NA		$2,472,023	NOK	22,379,500	02/26/21	140,760
JPMorgan Chase Bank NA		$2,475,818	NOK	21,805,000	02/26/21	69,892
JPMorgan Chase Bank NA		$428,717	NZD	604,311	02/26/21	5,544
JPMorgan Chase Bank NA	ZAR	15,057,648		$1,015,751	02/26/21	23,652
JPMorgan Chase Bank NA	ZAR	10,113,118		$686,720	02/26/21	20,401
JPMorgan Chase Bank NA	ZAR	2,768,714		$180,061	02/26/21	(2,360)
Royal Bank of Canada	EUR	225,744		$274,666	02/26/21	571
Royal Bank of Canada		$2,629,950	AUD	3,549,803	02/26/21	83,353
Royal Bank of Canada	ZAR	4,757,831		$311,474	02/26/21	(2,003)
State Street Bank and Trust Co.	EUR	3,219,508		$3,947,928	02/26/21	38,857
State Street Bank and Trust Co.	EUR	2,333,168		$2,825,803	02/26/21	(7,089)
State Street Bank and Trust Co.	ZAR	4,919,084		$325,872	02/26/21	1,770
UBS AG	BRL	25,505,000		$4,777,112	02/26/21	118,735
UBS AG	CHF	4,380,000		$4,950,723	02/26/21	30,164
UBS AG	EUR	101,285		$123,027	02/26/21	49
UBS AG	EUR	1,307,939		$1,600,338	02/26/21	12,261
UBS AG	EUR	3,460,000		$4,209,668	02/26/21	8,595

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

UBS AG	GBP	2,000		$2,693	02/26/21	(47)
UBS AG	NZD	5,693,169		$3,971,794	02/26/21	(119,347)
UBS AG		$5,709,390	AUD	7,356,058	02/26/21	(86,764)
UBS AG		$28,427	AUD	36,791	02/26/21	(306)
UBS AG		$1,639,280	AUD	2,202,105	02/26/21	43,906
UBS AG		$478,049	AUD	632,050	02/26/21	5,060
UBS AG		$9,905	AUD	13,000	02/26/21	32
UBS AG		$3,647,997	EUR	3,000,000	02/26/21	(5,449)
UBS AG		$60,790	GBP	45,383	02/26/21	1,399
UBS AG		$286,355	MXN	5,903,300	02/26/21	906
UBS AG		$3,116,067	MXN	62,997,224	02/26/21	(50,557)
UBS AG		$3,330,777	MXN	67,708,617	02/26/21	(36,005)
UBS AG		$304,370	MXN	6,203,440	02/26/21	(2,504)
UBS AG	ZAR	13,181,505		$898,120	02/26/21	29,634
Westpac Banking Corp.	NZD	2,697,014		$1,937,052	02/26/21	(1,036)
						$(4,028,854)

Futures Contracts:
The Fund had the following futures contracts open at January 31, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	307	Mar-21	30,700	$38,643,625	$(33,559)
Short:
U.S. Treasury Ultra Bond	15	Mar-21	(1,500)	(3,070,781)	20,531
U.S. Treasury 30 yr. Bond	31	Mar-21	(3,100)	(5,230,281)	79,615
U.S. Treasury Ultra Long Bond	53	Mar-21	(5,300)	(8,152,891)	(1,236)
					$65,351

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at January 31, 2021:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC*
CDX.NA.HY.34	NR	Buy	5.00%	Quarterly	6/20/25	$29,068	$(2,540,741)	$640,234	$(3,180,975)

†	Credit rating as issued by Standard & Poor's.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

PORTFOLIO COMPOSITION** as of 01/31/21	Percentage of Total Investments
Corporate Bonds	35.6%
Asset-Backed Securities	14.6
Short-Term Investments	13.5
Sovereign	13.2
Mortgages - Other	8.9
Investment Companies	4.5
U.S. Treasury Securities	4.5
Commercial Mortgage-Backed Securities	2.5
Senior Loan Interests	2.5
Collateralized Mortgage Obligations - Agency Collateral Series	0.2
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2021.
***	Amount is less than 0.05%.
****	Does not include open long/short futures contracts with a value of $55,097,578 and net unrealized appreciation of $65,351. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $4,028,854. Does not include open swap agreement with total unrealized depreciation of $3,180,975.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ January 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL

Assets:
Fixed Income Securities
Corporate Bonds	$—	$377,083,265	$—	†	$377,083,265	†
Sovereign	—	139,711,242	—		139,711,242
Agency Fixed Rate Mortgages	—	65,211	—		65,211
Asset-Backed Securities	—	154,897,752	—		154,897,752
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,063,200	—		2,063,200
Commercial Mortgage-Backed Securities	—	26,929,972	—		26,929,972
Mortgages - Other	—	94,082,722	—		94,082,722
U.S. Treasury Securities	—	47,126,414	—		47,126,414
Senior Loan Interests	—	26,128,840	26,000		26,154,840
Total Fixed Income Securities	—	868,088,618	26,000	†	868,114,618	†
Investment Companies	47,592,187	—	—		47,592,187
Short-Term Investments
Sovereign	—	7,448,259	—		7,448,259
U.S. Treasury Securities	—	37,379,864	—		37,379,864
Investment Company	109,554,011	—	—		109,554,011
Floating Rate Note	—	1,597,576	—		1,597,576
Total Short-Term Investments	109,554,011	46,425,699	—		155,979,710
Foreign Currency Forward Exchange Contracts:	—	1,228,528	—		1,228,528
Futures Contracts	100,146	—	—		100,146
Total Assets	157,246,344	915,742,845	26,000	†	1,073,015,189	†
Liabilities:
Foreign Currency Forward Exchange Contracts:	—	(5,257,382)	—		(5,257,382)
Futures Contracts	(34,795)	—	—		(34,795)
Credit Default Swap Agreement	—	(3,180,975)	—		(3,180,975)
Total Liabilities	(34,795)	(8,438,357)	—		(8,473,152)
Total	$157,211,549	$907,304,488	$26,000	†	$1,064,542,037	†
† Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND		SENIOR LOAN INTEREST
Beginning Balance	$-	†	$50,000
Purchases	-		-
Sales	-		-
Amortization of discount	-		-
Transfers in	-		-
Transfers out	-		-
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		(24,000)
Realized gains (losses)	-		-
Ending Balance	$-	†	$26,000

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2021	$-		$(24,000)

† Includes a security valued at zero.

	Fair Value at January 31, 2021	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*		Impact to Valuation from an Increase in Input**
Senior Loan Interest	$26,000	Guideline Comparable Companies	Enterprise Value/Revenue	0.55	x	Increase
			Discount for Lack of Marketability	28.5%		Decrease

______________________________

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.